Nature of the Business and Operations - Additional Information (Detail)		3 Months Ended		6 Months Ended		12 Months Ended
	May 18, 2016 USD ($) $ / shares shares	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) GB	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) GB	Dec. 31, 2014 USD ($)
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Optical interconnect modules transmission speed, description				Company's products include a series of low-power coherent digital signal processors and silicon photonic integrated circuits integrated into families of optical interconnect modules with transmission speeds ranging from 40 to 400 gigabits per second for use in long-haul, metro and inter-data center markets.		Company's products include a series of low-power coherent digital signal processors and silicon photonic integrated circuits integrated into families of optical interconnect modules with transmission speeds ranging from 40 to 400 gigabits per second for use in long-haul, metro and inter-data center markets.
Entity incorporation date				Jun. 02, 2009
Aggregate proceeds from IPO				$ 97,757,000
Change in fair value of preferred stock warrant liability		$ 3,609,000	$ 1,061,000	$ 3,361,000	$ 1,443,000	$ 2,154,000	$ 483,000
IPO
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Shares issued and sold under IPO | shares	4,570,184
Additional shares sold by selling stockholders | shares	604,816
Sale of stock, price per share | $ / shares	$ 23.00
Aggregate proceeds from IPO	$ 97,800,000
Offering expenses	3,800,000
Proceeds from sale of shares	$ 0
Conversion of redeemable preferred stock into common stock | shares	24,177,495
Performance Awards
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Performance awards vesting period				4 years
Minimum
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Optical interconnect modules transmission speed | GB				40		40
Maximum
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Optical interconnect modules transmission speed | GB				400		400
Redeemable Convertible Preferred Stock Warrants | IPO
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Change in fair value of preferred stock warrant liability		3,600,000
Preferred stock warrant liability reclassified to additional-paid in capital		$ 6,600,000